UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195
                                                    -----------

                               UBS M2 Fund L.L.C.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        -----------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                     Date of reporting period: June 30, 2006
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006





                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital........................ 1

Statement of Operations...................................................... 2

Statements of Changes in Members' Capital.................................... 3

Statement of Cash Flows...................................................... 4

Notes to Financial Statements................................................ 5

Schedule of Portfolio Investments............................................ 11

                                                             UBS M2 FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $550,500,000)   $ 682,624,348
Cash and cash equivalents                                          10,707,149
Advanced subscription in Investment Funds                          10,500,000
Receivable from Investment Funds                                      153,686
Interest receivable                                                    55,019
Other assets                                                            9,867
--------------------------------------------------------------------------------

TOTAL ASSETS                                                      704,050,069
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                             23,025,255
   Investment management fee                                          859,998
   Administration fee                                                 246,883
   Administrator fee                                                  177,931
   Professional fees                                                  100,540
   Loan interest                                                       16,486
   Other                                                               47,431
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                  24,474,524
--------------------------------------------------------------------------------

NET ASSETS                                                      $ 679,575,545
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                       $ 547,451,197
Accumulated net unrealized appreciation on investments            132,124,348
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                $ 679,575,545
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  1

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                           $     201,468
-----------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  201,468
-----------------------------------------------------------------------------------

EXPENSES

Investment management fee                                              4,589,155
Administrator fee                                                        949,480
Administration fee                                                       341,917
Professional fees                                                        170,932
Loan interest                                                             68,522
Miscellaneous                                                            273,879
-----------------------------------------------------------------------------------

TOTAL EXPENSES                                                         6,393,885
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   (6,192,417)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                        91,720
Change in net unrealized appreciation/depreciation from investments   24,529,285
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     24,621,005
-----------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     $  18,428,588
-----------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  2

                                                             UBS M2 FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                        UBS FUND
                                                           ADVISOR, L.L.C.       MEMBERS          TOTAL
------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                           $ 14,287      $ 408,054,312    $ 408,068,599

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                             (284)        (8,958,443)      (8,958,727)
  Net realized gain (loss) from investments
       and foreign currency transactions                           430         13,152,316       13,152,746
  Change in net unrealized
       appreciation/depreciation from investments                1,777         55,227,236       55,229,013
------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                 1,923         59,421,109       59,423,032
------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --        107,295,685      107,295,685
  Members' withdrawals                                              --        (65,558,462)     (65,558,462)
  Syndication costs                                                 (3)          (100,770)        (100,773)
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                    (3)        41,636,453       41,636,450
------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                         $ 16,207      $ 509,111,874    $ 509,128,081
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                             (145)        (6,192,272)      (6,192,417)
  Net realized gain from investments                                 2             91,718           91,720
  Change in net unrealized
       appreciation/depreciation from investments                  808         24,528,477       24,529,285
------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     665         18,427,923       18,428,588
------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              --        175,233,698      175,233,698
  Members' withdrawals                                              --        (23,209,288)     (23,209,288)
  Syndication costs                                                 --             (5,534)          (5,534)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                  --        152,018,876      152,018,876
------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JUNE 30, 2006                             $ 16,872      $ 679,558,673    $ 679,575,545
------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.  3

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members'  capital  derived from  operations                           $ 18,428,588
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                              (162,500,000)
Proceeds from disposition of investments                                                    91,720
Net realized gain from investments                                                         (91,720)
Change in net unrealized appreciation/depreciation from investments                    (24,529,285)
Changes in assets and liabilities:
(Increase) decrease in assets:
      Advanced subscription in Investment Funds                                         13,000,000
      Receivable from investments                                                       18,197,637
      Interest receivable                                                                  (33,658)
      Other assets                                                                          (8,688)
Increase (decrease) in payables:
      Credit facility payable                                                           (3,000,000)
      Investment management fee                                                            234,672
      Administration fee                                                                   154,724
      Administrator fee                                                                     48,554
      Professional fees                                                                    (10,539)
      Loan interest                                                                         16,486
      Other                                                                                    (53)
----------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                 (140,001,562)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                   175,233,698
Members' withdrawals                                                                   (27,487,480)
Syndication costs                                                                           (5,534)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                              147,740,684

Net increase in cash and cash equivalents                                                7,739,122
Cash and cash equivalents--beginning of period                                           2,968,027
----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                            $   10,707,149
----------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                                 $       53,313
----------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.  4

                                                             UBS M2 FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS M2 Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on September 4, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on February 1, 2003.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is an indirect wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.


2. SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and

                                                             UBS M2 FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B. INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2006 there were no open repurchase agreements.

         G. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. RELATED PARTY TRANSACTIONS

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator. The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee and the Investment Management Fee will be paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's and the Adviser's capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------


3. RELATED PARTY TRANSACTIONS (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

         In order to achieve a more equitable distribution of the impact of certain initial organization and offering costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,410 which is included in miscellaneous expense.

4. ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5. CREDIT FACILITY

         Effective July 1, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2006 to June 30, 2006, the Fund's average interest rate paid on borrowings was 5.39% per annum and the average borrowings outstanding were $2,563,536. Interest expense for the period was $68,522 of which $16,486 was payable at period end.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

6. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of Investment Funds for the period from January 1, 2006 to June 30, 2006 amounted to $162,500,000 and $91,720, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

7.       INVESTMENTS

         As of June 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2006.

         INVESTMENT OBJECTIVE                   COST          FAIR VALUE

         Long/Short Equity                  $550,500,000     $682,624,348

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 16.5% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available. Some of the underlying Funds have side pockets. Therefore, the Fund cannot fully redeem unless there is a realizable event.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

9.       INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

10. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                           PERIOD FROM
                                                                                                         FEBRUARY 1, 2003
                                                        PERIOD FROM                                      (COMMENCEMENT OF
                                                      JANUARY 1, 2006                                  OPERATIONS) THROUGH
                                                      TO JUNE 30, 2006    YEARS ENDED DECEMBER 31,          YEAR ENDED
                                                        (UNAUDITED)          2005           2004        DECEMBER 31, 2003
                                                     -----------------       ----           ----        -----------------
        Ratio of net investment loss to average
        net assets ***                                    (2.02)%*          (1.96)%        (1.98)%            (1.95)%*
        Ratio of total expenses to average net
        assets a,***                                       2.08%*            2.02%          2.01%              2.04%*
        Portfolio Turnover Rate                            0.02%            36.38%         10.99%              4.39%
        Total Return**                                     3.97%            13.21%          5.76%              7.46%
        Average Debt Ratio***                              0.41%             0.64%          0.00%              0.00%
        Net asset value at end of period                $679,575,545     $509,128,081   $408,068,599      $277,487,455





              a Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
              *   Annualized.
             ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.
            *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

11. SUBSEQUENT EVENT

         Effective July 1, 2006, the Fund, along with other UBS sponsored funds, renewed and increased its unsecured revolving line of credit with Harris Trust and Savings Bank to a $200,000,000 commitment. The expiration date of such credit agreement is July 31, 2007.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------


                                                                                                PERIOD FROM JANUARY 1, 2006
                                                          AT JUNE 30, 2006                            TO JUNE 30, 2006
                                             ------------------------------------------    ----------------------------------
                                                                                % OF           REALIZED AND
                                                                               MEMBERS'    UNREALIZED GAIN (LOSS)
INVESTMENT FUND:                                 COST         FAIR VALUE       CAPITAL        FROM INVESTMENTS     LIQUIDITY
------------------------------------         ------------     ------------     --------    ---------------------- -----------
Abrams Bison Partners, L.P.                  $ 22,000,000     $ 27,068,435      3.98%         $ 2,651,526           Annually
Arience Captial Partners, L.P.                 18,500,000       25,190,970       3.71           1,205,868          Quarterly
Artha Emerging Markets Fund, L.P.              30,000,000       28,518,301       4.20          (1,481,699)         Quarterly
Cantillon Europe Fund I, L.P.                   9,000,000       14,011,040       2.06             799,705          Quarterly
Cavalry Technology, L.P.                        4,000,000        5,229,270       0.77             242,393          Quarterly
Chap-Cap Activist Partners, L.P.                9,000,000        9,257,898       1.36             257,898          Quarterly
Chap-Cap Partners II, L.P.                     21,000,000       21,312,423       3.14             312,423          Quarterly
Corsair Capital Partners, L.P.                 24,000,000       30,453,963       4.48           1,299,621           Annually
Cycladic Catalyst Fund, L.P.                   16,500,000       14,258,348       2.10             553,494          Quarterly
Cycladic Catalyst Fund, LTD                    10,500,000       15,406,514       2.27             615,962          Quarterly
DE Shaw Oculus Fund, L.L.C.                    18,000,000       20,014,271       2.95             257,381          Quarterly
Delta Fund Europe,  L.P.                       36,500,000       54,337,205       8.00           5,947,439          Quarterly
Delta Institutional Fund, L.P.                 34,500,000       55,147,872       8.12           2,412,109          Quarterly
East Side Capital, L.P.                        34,000,000       39,712,424       5.84             508,012           Annually
Eastern Advisor Fund, L.P.                     17,500,000       21,007,311       3.09             746,795           Monthly
Eminence Long Alpha, LP                        34,000,000       36,812,213       5.42           1,236,476         Semi-Annual
Eminence Partners L.P.                          3,500,000        3,633,419       0.53             133,419         Semi-Annual
Lazard European Explorer, L.P.                 11,500,000       14,858,848       2.19           1,122,339          Quarterly
Lazard European Explorer, LTD                  11,000,000       10,890,852       1.60            (109,148)         Quarterly
Meditor Cobra Fund, LTD                        13,000,000       14,349,842       2.11           1,861,046           Monthly
Meditor European Fund, LTD                     17,000,000       15,677,893       2.31          (1,322,107)          Monthly
Meditor Hawk Fund, LTD                          9,500,000       12,486,236       1.84              61,824           Monthly
North Sound Legacy
   Institutional Fund, L.L.C.                  21,500,000       27,997,711       4.12             236,967          Quarterly
Pershing Square, L.P.                          19,000,000       27,662,698       4.07           1,343,667           Annually
Steel Partners Japan L.P.                      20,000,000       19,741,174       2.90            (258,826)         Quarterly
SuNOVA Partners, L.P.                          21,000,000       28,942,059       4.26           1,276,436          Quarterly
The Children's Investment Fund, L.P.           19,000,000       28,324,889       4.17           3,494,189           Annually
Tiger Asia Fund, L.P.                          21,000,000       29,040,051       4.27           6,565,281           Annually
Whitney New Japan Investors,
   LTD Class A1 Series 7                        5,000,000        4,521,667       0.66            (478,333)         Quarterly
Whitney New Japan Investors,
   LTD Class A Series 100                      19,500,000       26,758,550       3.93          (6,962,872)         Quarterly
Redeemed Investment Funds                              --               --         --                  --
                                             ------------    -------------     -------       ------------
TOTAL                                        $550,500,000    $ 682,624,348     100.44%       $ 24,529,285
                                             ============    =============     =======       ============

Proxy Voting:
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 1-800-580-2329.


     The preceding notes are an integral part of these financial statements.  11



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS M2 Fund L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting
                           Officer (principal financial officer)

Date  September 6, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.